Property, Equipment and Software - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense			$ 5,568,000	$ 4,631,000	$ 6,246,000	$ 7,716,000
Consideration Received			0	0	0
Gain on Nonmonetary Transaction			1,600,000		1,600,000
Equipment and Software
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 300,000	$ 300,000	$ 1,100,000	$ 1,100,000	$ 1,600,000	$ 3,300,000